Loans and Financing (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Loans and Financing [Line Items]
Revolving credit facilities		$ 2,900	$ 2,900
Foreign Countries [Member]
Loans and Financing [Line Items]
Revolving credit facilities	$ 450		$ 450